Trade and Other Payables (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Trade and Other Payables

11	Trade and Other Payables

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
CURRENT
Trade payables	24,438	21,143
Accruals	8,061	9,568
Employee benefits liabilities	2,234	1,805
	34,734	32,516

Trade and other payables are unsecured, non-interest bearing and are normally settled within 30 days however some the trade creditors are out of term as at 31 July 2018 and subsequent to the end of the financial period the company has reduced the out of term trade creditors but further work is required to bring all of the creditors in term. The carrying amounts are considered to be a reasonable approximation of fair value.

Bendon Limited [Member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Trade and Other Payables

15	Trade and Other Payables

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
CURRENT
Trade payables	21,143	19,221	18,357	25,302
Accruals	9,568	7,503	6,934	9,096
Employee benefit liabilities	1,805	1,842	1,524	2,152
	32,516	28,566	26,815	36,550

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Employee benefit liabilities	-	-	118	150

Trade and other payables are unsecured, non-interest bearing and are normally settled within 30 days however some the trade creditors are out of term as at 31 January 2018 and subsequent to the end of the financial period the company has reduced the out of term trade creditors but further work is required to bring all of the creditors in term. The carrying amounts are considered to be a reasonable approximation of fair value.